Schedule of Lease Components (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
ROU assets – operating lease	$ 5,858,042		$ 1,808,034	$ 2,037,052
Total ROU assets	5,858,042		1,808,034
Liabilities
Current operating lease liability	385,836		231,604	221,993
Long-term operating lease liability	5,622,279		1,669,954	1,901,557
Total lease liabilities	$ 6,008,115		1,901,558
Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
ROU assets – operating lease		$ 855,729	966,487
Total ROU assets		855,729	966,487
Liabilities
Current operating lease liability		202,044	215,805
Long-term operating lease liability		669,638	762,703
Total lease liabilities		$ 871,682	$ 978,508